Description of Business (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020
Royce Digital Systems, Inc. [Member]
Description of Business (Details) [Line Items]
Ownership percentage	100.00%
Cash consideration	$ 5.6
ExtenData Solutions, LLC [Member]
Description of Business (Details) [Line Items]
Ownership percentage		100.00%
Cash consideration		$ 5.2